Defined Benefit Plans - Summary of Amounts Recognized in Statement of Financial Positions (Detail) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of net defined benefit liability (asset) [Line Items]
Present value of wholly or partly funded obligations	€ 2,852	€ 3,140
Fair value of plan assets	(2,845)	(3,123)
Fair value of reimbursement rights	(28)	(9)
Surplus Deficit In Plan	(22)	7
Present value of wholly unfunded obligations	406	450
Ending Balance	384	457	€ 546
Retirement Benefit Plans [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Present value of wholly or partly funded obligations	2,852	3,140
Fair value of plan assets	(2,845)	(3,123)
Fair value of reimbursement rights	(28)	(9)
Surplus Deficit In Plan	(22)	7
Present value of wholly unfunded obligations	239	262
Ending Balance	217	269	368
Other Post Employment Benefit Plans [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Present value of wholly or partly funded obligations	0	0
Fair value of plan assets	0	0
Fair value of reimbursement rights	0	0
Surplus Deficit In Plan	0	0
Present value of wholly unfunded obligations	167	189
Ending Balance	€ 167	€ 189	€ 178